American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2019

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%
California — 98.6%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,714,400
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,178,620
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	978,300
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,407,563
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,278,520
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,281,740
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,675,218
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,302,300
Bay Area Toll Authority Rev., VRDN, 2.20%, (MUNIPSA plus 1.10%), 4/1/24	2,500,000	2,567,575
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/44	300,000	345,762
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/49	400,000	458,952
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,851,496
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,279,082
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,911,549
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,164,177
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,175,909
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	947,930
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/53	6,250,000	7,306,812
California Community Housing Agency Rev., 5.00%, 4/1/49(2)	8,035,000	8,932,831
California Community Housing Agency Rev., 5.00%, 8/1/49(2)	5,000,000	5,658,250
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	3,498,932
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	1,000,120
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,460
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,510,485
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	3,230,784
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	856,742
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,911,965
California Educational Facilities Authority Rev., (The Leland Stanford Junior University), 5.00%, 5/1/49	4,000,000	6,094,360
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 4.00%, 3/1/24	2,250,000	2,517,570
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 4.00%, 11/15/40	3,900,000	4,417,803
California Housing Finance Rev., 4.25%, 1/15/35	3,313,788	3,868,847
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.10%, (MUNIPSA plus 1.00%), 6/1/20	2,190,000	2,190,000
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,044,121
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,945,335
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,258,600
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	614,256
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	390,913
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.83%, 12/2/19 (GA: Chevron Corp.)	2,900,000	2,900,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.83%, 12/2/19 (GA: Chevron Corp.)	3,400,000	3,400,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/36 (BAM-TCRS)	3,000,000	3,688,710
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	14,387,376
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	6,054,612

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,231,640
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,101,109
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,417,176
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	3,750,000	4,373,775
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	651,725
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,449,574
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	3,251,869
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,123,665
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,767,285
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,857,179
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,757,955
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,029,212
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,457,080
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,205,027
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,150,880
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,174,650
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	597,035
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	389,078
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	551,315
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	329,322
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,833,952
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.25%, 7/1/25 (California Mortgage Insurance)	2,200,000	2,217,512
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,726,790
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	899,144
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,915,000	2,129,901
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,996,529
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	993,328
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,539,370
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,059,678
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,935,027
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,235,650
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,197,650
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,291,700
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	3,048,327
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	1,500,000	1,793,415
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,943,100
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/36(2)	400,000	430,564
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/44(2)	375,000	396,023
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/54(2)	1,000,000	1,048,040
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,588,040
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,560,200
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	985,000	1,135,577
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,477,981
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	911,237
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	456,628
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	568,280
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,115,340
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(2)	1,000,000	1,113,520

California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,964,232
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,687,540
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,775,453
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,525,000	2,635,696
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,612,620
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,611,690
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,974,657
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,142,920
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	325,000	357,568
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	466,296
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	1,100,000	1,183,160
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	1,000,000	1,068,880
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,337,287
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,899,105
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	4,234,141
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,064,469
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,444,979
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	345,000	365,189
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	557,710
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,386,488
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	772,730
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,843,891
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/39(2)	1,000,000	1,210,030
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/49(2)	1,000,000	1,188,900
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/54(2)	2,150,000	2,535,968
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	550,795
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	597,174
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,075,600
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,510,767
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	770,000	786,416
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	548,185
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	937,869
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,068,710
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	391,370
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,227,113
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,427,083
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,164,660
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,146,723
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,981,138
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34(3)	1,400,000	1,628,116
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39(3)	1,640,000	1,882,064
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48(3)	1,000,000	1,132,500
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,631,055
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,047,238
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,909,578
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,648,215
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.75%, 10/1/31	1,000,000	1,082,440
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	8,057,630

California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/44	4,275,000	5,338,919
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,795,000	1,975,523
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,100,124
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,277,232
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,697,120
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	1,300,000	1,321,762
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,834,482
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,646,169
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	7,291,586
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.83%, 12/2/19 (GA: Chevron Corp.)	1,600,000	1,600,000
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,707,375
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,100,308
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,294,675
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,604,535
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,127,580
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(4)(5)	7,000,000	3,745,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,888,465
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,668,660
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,329,720
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,633,550
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,134,020
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,904,952
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,529,500
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	11,032,560
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,121,865
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	17,268,562
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,666,000
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/39(2)	2,550,000	2,982,811
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/49(2)	3,375,000	3,890,632
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	7,018,700
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,547,150
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,798,125
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,523,880
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	351,696
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	367,226

California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	379,812
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,383,908
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,193,178
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	600,000	726,714
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	973,170
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,292,155
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	834,575
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,139,860
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	3,865,000	4,393,964
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,787,488
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,689,915
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,920,715
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,658,489
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	2,004,327
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,113,280
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,299,807
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,439,800
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,512,040
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,584,226
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,774,850
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,752,247
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,950,525
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	686,701
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,150,430
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/28 (AGM)(1)	5,000,000	4,282,600
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/43 (BAM)(1)	3,300,000	1,551,825
Corona-Norco Unified School District GO, 4.00%, 8/1/49	1,000,000	1,118,220
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,801,012
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,141,500
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,722,810
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,146,138
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,236,020
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,388,398
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,083,277
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	795,978
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,349,065
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,735,360
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/44	3,000,000	3,473,520
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,291,532
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	4,300,000	4,964,264
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,429,288
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,072,926
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,276,307
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,465,896
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,577,121
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,517,760
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,597,179

El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,344,363
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,500,823
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,217,992
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	521,802
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	832,634
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,490,983
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,716,015
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,194,939
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,430,288
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	685,273
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,154,110
Escondido Joint Powers Financing Authority Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(6)	1,355,000	1,477,506
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	608,940
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/44	1,000,000	1,198,710
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	5,025,650
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/33	530,000	620,831
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/38	845,000	979,287
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,922,699
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	2,011,759
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	880,000	1,035,716
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	1,145,000	1,338,482
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/49	1,025,000	1,192,147
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,163,380
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,591,645
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,708,840
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	32,113,675
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,815,920
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,314,356
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,147,650
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,399,210
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,254,200
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,153,120
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,781,028
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,716,285
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,161,860
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,183,560
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,688,250
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,285,040
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,289,100
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,078,655
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	45,000,000	7,538,850
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	396,137
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,356,473
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,192,776
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	3,000,480
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,888,394
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,228,200

Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,650,425
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,090,440
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,635,660
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,690,025
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,268,042
Irvine Special Assessment, 5.00%, 9/2/24	700,000	772,380
Irvine Special Assessment, 5.00%, 9/2/26	600,000	659,538
Irvine Special Assessment, 5.00%, 9/2/29	700,000	785,897
Irvine Special Assessment, 5.00%, 9/2/30	350,000	391,710
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,695,090
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,112,770
Irvine Special Tax, 5.00%, 9/1/44	500,000	553,670
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,965,660
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,887,250
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,891,920
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	669,141
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	851,634
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	506,293
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	597,055
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	531,434
Irvine Unified School District Special Tax, 4.00%, 9/1/49 (BAM)	2,150,000	2,412,300
Irvine Unified School District Special Tax, 4.00%, 9/1/54 (BAM)	2,600,000	2,893,254
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,033,015
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	266,903
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,848,511
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,063,900
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,137,310
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,431,084
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,161,740
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,448,634
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,070,760
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,166,363
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,842,105
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,171,950
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	573,900
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	597,007
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,178,753
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	641,166
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	961,749
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,423,150
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	892,769
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,357,500
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,869,700
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	550,373
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	614,797

Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,568,125
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,807,123
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	1,150,000	1,622,892
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	480,000	482,510
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,128,330
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	9,170,000	11,360,805
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,330,682
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,007,734
Los Angeles Department of Water Rev., VRDN, 0.67%, 12/2/19 (SBBPA: Toronto-Dominion Bank)	33,600,000	33,600,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/30	3,500,000	3,973,200
Los Angeles Department of Water & Power System Rev., VRDN, 0.64%, 12/2/19 (SBBPA: Barclays Bank)	800,000	800,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.70%, 12/2/19 (SBBPA: TD Bank N.A.)	1,500,000	1,500,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.72%, 12/2/19 (SBBPA: Bank of America N.A.)	4,600,000	4,600,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	384,391
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,344,305
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,700,000	2,584,850
M-S-R Energy Authority Rev., 6.50%, 11/1/39	4,000,000	6,199,520
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	131,991
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	226,720
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	108,501
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	243,560
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	111,304
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	121,887
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	282,328
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	202,323
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	297,565
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	159,496
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	134,605
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	116,309
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,734
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	115,839
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	394,250
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	286,103
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	459,152
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	283,513
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,152,940
Menifee Union School District Special Tax, 5.00%, 9/1/44	1,000,000	1,172,070
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,723,830
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,300,000	1,518,374
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,393,776
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	894,433
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	470,324
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	383,221
Metropolitan Water District of Southern California Rev., VRDN, 0.68%, 12/2/19 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,251,240
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/44	435,000	495,556
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/48	485,000	551,406

Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	763,599
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	958,023
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,878,224
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,051,013
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,255,659
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,356,374
Napa Special Tax, 4.00%, 9/1/25	155,000	169,711
Napa Special Tax, 4.00%, 9/1/26	365,000	403,252
Napa Special Tax, 4.00%, 9/1/33	315,000	340,988
Napa Special Tax, 4.00%, 9/1/34	400,000	432,440
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,731,499
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,194,030
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(1)	1,325,000	805,282
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(1)	2,885,000	1,612,225
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,745,000	3,885,924
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	467,392
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,372,561
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,144,900
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,128,150
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	564,315
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,496,430
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,138,660
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,227,986
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,068,260
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,458,690
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,452,500
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	3,014,967
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,817,532
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	9,154,875
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,502,260
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,164,452
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	443,656
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	559,759
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,027,429
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	740,370
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,373,559
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,499,230
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,474,307
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,736,189
Palomar Health Rev., (Palomar Health Obligated Group), 4.00%, 11/1/39	8,875,000	9,335,080
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,400,462
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,559,700
Paramount Unified School District GO, 4.00%, 8/1/48 (BAM)	2,500,000	2,744,375
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,306,474
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,222,010
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,598,202
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,850,201
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,318,385
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,266,885

Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,137,603
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,129,640
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,416,972
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,462,334
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,210,150
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,348,091
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,093,091
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,404,938
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39(3)	345,000	397,340
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44(3)	410,000	468,651
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49(3)	530,000	604,068
Redding Electric System Rev., 5.00%, 6/1/21	400,000	424,292
Redding Electric System Rev., 5.00%, 6/1/23	740,000	843,038
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,821,519
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/23, Prerefunded at 100% of Par(6)	1,785,000	2,073,742
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,852,838
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,241,104
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,366,763
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,797,080
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,424,400
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,113,815
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,696,400
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,545,312
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,191,880
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,298,156
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,084,615
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	629,419
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,871,350
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	559,295
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	1,047,800
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,677,164
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,436,250
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,720,928
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,992,783
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,351,066
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,294,690
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,463,938
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,866,644
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,461,550
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,734,640
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,469,930
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,955,019
Roseville Special Tax, 5.00%, 9/1/44	1,475,000	1,720,484
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	7,412,405
Roseville Special Tax, 5.00%, 9/1/49	2,325,000	2,698,441

Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,157,840
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	506,050
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	564,985
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	788,690
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	803,806
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	695,000	812,698
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	1,615,000	1,873,174
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	2,035,000	2,353,457
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,422,663
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,268,698
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,826,401
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,326,806
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27	5,000,000	6,041,900
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	340,647
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,190,700
Sacramento Special Tax, 5.00%, 9/1/44	500,000	576,855
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,583,877
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,135,467
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,149,050
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,203,080
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,406,679
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,621,623
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	792,720
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,758,032
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,678,772
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,506,340
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,326,421
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,877,281
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,174,215
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,369,180
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	751,548
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,068,610
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,499,238
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,378,248
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,221,877
San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,581,568
San Diego Special Tax, 5.00%, 9/1/37	970,000	1,119,613
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,004,146
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	628,714
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	859,691
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,345,598
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,335,763
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	342,033
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,088,089
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	568,545
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,714,245

San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,108,825
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49(3)	2,000,000	2,465,940
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/30	2,000,000	2,200,200
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	417,608
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	605,282
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	746,902
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	830,704
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	847,598
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,526,140
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	900,206
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,024,390
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	291,077
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,276,117
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,370,599
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	525,794
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,494,720
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	390,288
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,772,740
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,746,763
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	128,198
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	11,585,920
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	201,866
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	802,522
San Mateo Special Tax, 6.00%, 9/1/42	500,000	551,015
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,425,995
Santa Clara Unified School District GO, 4.00%, 7/1/48	4,275,000	4,719,258
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,327,200
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30	465,000	494,435
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,465,000	1,637,665
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,408,604
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,414,619
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	12,817,280
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	3,439,959
Southern California Public Power Authority Rev., 5.00%, 11/1/29	2,000,000	2,499,660
Southern California Public Power Authority Rev., 5.00%, 11/1/33	3,755,000	4,916,384
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,579,230
State of California GO, 5.00%, 10/1/24	14,590,000	17,223,495
State of California GO, 5.25%, 2/1/30	5,000,000	5,440,700
State of California GO, 5.00%, 9/1/34	10,000,000	12,113,800
State of California GO, 4.00%, 10/1/36	10,000,000	11,729,600
State of California GO, 5.00%, 11/1/47	8,375,000	10,164,235
State of California GO, 5.00%, 4/1/49	2,000,000	2,490,860
State of California GO, VRDN, 0.62%, 12/2/19 (LOC: Barclays Bank plc)	4,800,000	4,800,000
State of California GO, VRDN,(Kindergarten A10), 0.65%, 12/6/19 (LOC: Citibank N.A.)	4,500,000	4,500,000
State of California GO, VRN, 2.25%, (MUNIPSA plus 1.15%), 5/1/20	960,000	960,346
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(6)	1,750,000	2,091,250
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,585,968
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,036,317
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,253,270

Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	1,000,000	1,248,520
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,906,250
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,459,450
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,597,375
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,057,364
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,520,475
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,596,200
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	2,109,000
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,756,720
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,154,430
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,361,360
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,832,388
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,007,760
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,684,800
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	5,573,500
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/48	10,000,000	11,501,600
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,355,750
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,835,236
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	1,280,000	1,481,907
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,879,575
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/44	1,300,000	1,496,326
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,153,782
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	1,875,000	2,148,562
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,154,054
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	556,560
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	591,340
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	488,136
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,786,776
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,244,375
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,479,972
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,176,430
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,870,650
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,970,132
Victorville Joint Powers Finance Authority Rev., VRDN, 1.10%, 12/6/19 (LOC: BNP Paribas)	6,430,000	6,430,000
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	575,935
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	588,540
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	470,692
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	659,148
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,070,340
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	730,008
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	802,920
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,600,157
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,077,680
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,742,370

West Valley-Mission Community College District GO, 4.00%, 8/1/44	8,000,000	9,136,160
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,875,270
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,551,893
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,690,491
Woodland Special Tax, 4.00%, 9/1/41	2,735,000	2,899,073
Woodland Special Tax, 4.00%, 9/1/45	2,740,000	2,895,769
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,368,330
		1,520,639,064
Guam — 1.0%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,043,730
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	906,797
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,232,513
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,806,478
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,595,956
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,381,450
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,765,200
		14,732,124
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,439,097,890)		1,535,371,188
OTHER ASSETS AND LIABILITIES — 0.4%		6,158,811
TOTAL NET ASSETS — 100.0%		$1,541,529,999

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $193,696,192, which represented 12.6% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Non-income producing.

(5)	Security is in default.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.